Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Major Components of Income Tax Expense

The major components of income tax expense were as follows:

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)
Current tax
Current tax expenses recognized for the year	$6,736	$7,996	$8,271
Income tax on unappropriated earnings	(346)	(60)	(2,070)
Income tax adjustments on prior years	(22)	(2)	7
Others	15	10	8
	6,383	7,944	6,216
Deferred tax
Deferred tax expense recognized for the year	1,404	(101)	208
Income tax adjustments on prior years	—	6	19
Change in tax rate	—	—	(38)
	1,404	(95)	189
Income tax expense recognized in profit or loss	$7,787	$7,849	$6,405

Reconciliation of Accounting Profit and Income Tax Expense

Reconciliation of accounting profit and income tax expense was as follows:

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)
Income before income tax	$49,413	$48,009	$44,986
Income tax expense calculated at the statutory rate (17% in 2016 and 2017, and 20% in 2018)	$8,400	$8,162	$8,997
Nondeductible income and expenses in determining taxable income	5	34	227
Unrecognized deductible temporary differences	(9)	(1)	1
Unrecognized loss carryforwards	12	10	21
Tax-exempt income	(25)	(87)	(580)
Additional income tax under Alternative Minimum Tax Act	—	—	46
Income tax on unappropriated earnings	(346)	(60)	(2,070)
Investment credits	(234)	(212)	(204)
Change in tax rate	—	—	(38)
Effect of different tax rates of group entities operating in other jurisdictions	(8)	(2)	(15)
Income tax adjustments on prior years	(22)	4	26
Others	14	1	(6)
Income tax expense recognized in profit or loss	$7,787	$7,849	$6,405

Income Tax Benefit Recognized in Other Comprehensive Income
b.	Income tax benefit recognized in other comprehensive income

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
		(In Millions)
Deferred tax
Remeasurement on defined benefit plan	$(347)	$(344)	$(243)
Change in tax rate	—	—	(207)
Unrealized gain or loss on available-for-sale financial assets	(2)	(3)	—
Total income tax benefit recognized in other comprehensive income	$(349)	$(347)	$(450)

Current Tax Assets and Liabilities
c.	Current tax assets and liabilities

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Current tax assets
Tax refund receivable (included in other current assets - other)	$2	$—
Current tax liabilities
Income tax payable	$8,674	$6,221

Movements of Deferred Income Tax Assets and Liabilities	Deferred income tax assets and liabilities

The movements of deferred income tax assets and liabilities were as follows:

For the year ended December 31, 2016

	January 1, 2016	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2016
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred Income Tax Assets
Temporary differences
Defined benefit obligation	$1,206	$(179)	$347	$1,374
Allowance for doubtful receivables over quota	169	61	—	230
Share of profits of associates and joint ventures accounted for using equity method	325	5	—	330
Deferred revenue	136	(19)	—	117
Impairment loss on property, plant and equipment	44	78	—	122
Valuation loss on inventory	33	(13)	—	20
Estimated warranty liabilities	18	1	—	19
Accrued award credits liabilities	22	(2)	—	20
Property, plant and equipment	2	—	—	2
Unrealized foreign exchange loss, net	18	(18)	—	—
Others	40	(6)	—	34
	2,013	(92)	347	2,268
Loss carryforwards	48	6	—	54
	$2,061	$(86)	$347	$2,322
	January 1, 2016	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2016
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred Income Tax Liabilities
Temporary differences
Defined benefit obligation	$(1)	$(1,268)	$—	$(1,269)
Land value incremental tax	(95)	—	—	(95)
Intangible assets	(43)	3	—	(40)
Deferred revenue for award credits	(2)	(44)	—	(46)
Unrealized foreign exchange gain, net	(1)	(9)	—	(10)
Valuation gain or loss on financial instruments, net	(5)	—	2	(3)
Others	(1)	—	—	(1)
	$(148)	$(1,318)	$2	$(1,464)

For the year ended December 31, 2017

	January 1, 2017	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2017
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred Income Tax Assets
Temporary differences
Defined benefit obligation	$1,374	$5	$344	$1,723
Allowance for doubtful receivables over quota	230	59	—	289
Share of profits of associates and joint ventures accounted for using equity method	330	1	—	331
Deferred revenue	117	(11)	—	106
Impairment loss on property, plant and equipment	122	(10)	—	112
Valuation loss on inventory	20	3	—	23
Estimated warranty liabilities	19	3	—	22
Accrued award credits liabilities	20	(5)	—	15
Trade-in right	—	15	—	15
Property, plant and equipment	2	—	—	2
Unrealized foreign exchange loss, net	—	17	—	17
Others	34	(5)	—	29
	2,268	72	344	2,684
Loss carryforwards	54	(8)	—	46
	$2,322	$64	$344	$2,730
	January 1, 2017	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2017
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred Income Tax Liabilities
Temporary differences
Defined benefit obligation	$(1,269)	$4	$—	$(1,265)
Land value incremental tax	(95)	—	—	(95)
Intangible assets	(40)	1	—	(39)
Deferred revenue for award credits	(46)	17	—	(29)
Unrealized foreign exchange gain or loss, net	(10)	10	—	—
Valuation gain or loss on financial instruments, net	(3)	(1)	3	(1)
Others	(1)	—	—	(1)
	$(1,464)	$31	$3	$(1,430)

For the year ended December 31, 2018

	January 1, 2018	Effect of Retrospective Application of IFRS 9 (Note 5)	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2018
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Deferred Income Tax Assets
Temporary differences
Defined benefit obligation	$1,723	$—	$134	$450	$2,307
Allowance for doubtful receivables over quota	289	—	146	—	435
Share of profits of associates and joint ventures accounted for using equity method	331	—	58	—	389
Deferred revenue	106	—	5	—	111
Impairment loss on property, plant and equipment	112	—	(19)	—	93
Valuation loss on inventory	23	—	65	—	88
Estimated warranty liabilities	22	—	4	—	26
Accrued award credits liabilities	15	—	(1)	—	14
Trade-in right	15	—	(5)	—	10
Property, plant and equipment	2	—	—	—	2
Unrealized foreign exchange loss, net	17	—	(16)	—	1
Others	29	—	8	—	37
	2,684	—	379	450	3,513
Loss carryforwards	46	—	(5)	—	41
	$2,730	$—	$374	$450	$3,554

	January 1, 2018	Effect of Retrospective Application of IFRS 9 (Note 5)	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2018
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Deferred Income Tax Liabilities
Temporary differences
Defined benefit obligation	$(1,265)	$—	$(567)	$—	$(1,832)
Land value incremental tax	(95)	—	—	—	(95)
Intangible assets	(39)	—	7	—	(32)
Deferred revenue foraward credits	(29)	—	(2)	—	(31)
Unrealized foreign exchange gain, net	—	—	(1)	—	(1)
Valuation gain or loss on financial instruments, net	(1)	1	—	—	—
Others	(1)	—	—	—	(1)
	$(1,430)	$1	$(563)	$—	$(1,992)

Items for Which No Deferred Income Tax Assets Have Been Recognized
e.	Items for which no deferred income tax assets have been recognized

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Loss carryforwards
Expire in 2019	$138	$136
Expire in 2020	42	41
Expire in 2021	9	12
Expire in 2022	11	10
Expire in 2023	—	9
Expire in 2024	—	2
Expire in 2025	13	15
Expire in 2026	—	8
Expire in 2027	2	3
Expire in 2028	—	1
	$215	$237
Deductible temporary differences	$2	$1

Information About Unused Loss Carryforwards

As of December 31, 2018, unused loss carryforwards was as follows:

Remaining Creditable Amount	Expiry Year
NT$ (In Millions)
$136	2019
41	2020
22	2021
11	2022
9	2023
2	2024
33	2025
12	2026
3	2027
8	2028
$277